Intangible assets - Type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Intangible assets	€ 1,953	€ 2,429
Customer relationships
Intangible assets
Intangible assets	1,401	1,788
Patents and licenses
Intangible assets
Intangible assets	232	264
Technologies and IPR&D
Intangible assets
Intangible assets	155	160
Amortization and translation difference	72
Tradenames and trademarks
Intangible assets
Intangible assets	€ 90	145
Remaining amortization period	2 years
Other intangible assets
Intangible assets
Intangible assets	€ 75	€ 72
Average for the year | Customer relationships
Intangible assets
Remaining amortization period	5 years
Average for the year | Patents and licenses
Intangible assets
Remaining amortization period	6 years
Average for the year | Technologies and IPR&D
Intangible assets
Remaining amortization period	3 years
Average for the year | Other intangible assets
Intangible assets
Remaining amortization period	1 year